Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-in Capital	Accumulated Deficit and Distributions in Excess of Net Earnings	Accumulated Other Comprehensive Loss	Noncontrolling Interests in Operating Partnership
Beginning balance (in shares) at Dec. 31, 2022		269,814,956
Beginning balance at Dec. 31, 2022	$ 3,787,878	$ 2,698	$ 5,191,969	$ (1,415,198)	$ (6,050)	$ 14,459
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(336,269)			(336,215)		(54)
Other comprehensive (loss) income	(10,482)				(10,590)	108
Distributions on common stock, restricted stock and OP units	(245,366)			(244,562)		(804)
Stock-based compensation expense	23,592		16,403			7,189
Common stock issuance related to stock-based payment plans, net of shares withheld for employee taxes (in shares)		429,156
Common stock issuance related to stock-based payment plans, net of shares withheld for employee taxes	(423)	$ 4	(427)
Common stock issuance related to employee stock purchase plan (in shares)		126,195
Common stock issuance related to employee stock purchase plan	3,047	$ 2	3,045
Conversion of OP units to common stock (in shares)		83,908
Conversion of OP units to common stock	0	$ 1	2,439			(2,440)
Net proceeds from issuance of common stock (in shares)		13,244,905
Net proceeds from issuance of common stock	412,610	$ 132	412,478
Ending balance (in shares) at Dec. 31, 2023		283,699,120
Ending balance at Dec. 31, 2023	3,634,587	$ 2,837	5,625,907	(1,995,975)	(16,640)	18,458
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(94,749)			(94,313)		(436)
Other comprehensive (loss) income	(10,730)				(10,639)	(91)
Distributions on common stock, restricted stock and OP units	(252,587)			(251,366)		(1,221)
Stock-based compensation expense	28,233		17,742			10,491
Common stock issuance related to stock-based payment plans, net of shares withheld for employee taxes (in shares)		398,882
Common stock issuance related to stock-based payment plans, net of shares withheld for employee taxes	(818)	$ 4	(822)
Common stock issuance related to employee stock purchase plan (in shares)		130,589
Common stock issuance related to employee stock purchase plan	3,069	$ 1	3,068
Conversion of OP units to common stock (in shares)		36,450
Conversion of OP units to common stock	$ 0		984			(984)
Ending balance (in shares) at Dec. 31, 2024	284,265,041	284,265,041
Ending balance at Dec. 31, 2024	$ 3,307,005	$ 2,842	5,646,879	(2,341,654)	(27,279)	26,217
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(115,282)			(114,548)		(734)
Other comprehensive (loss) income	(36,147)				(35,911)	(236)
Distributions on common stock, restricted stock and OP units	(265,016)			(263,206)		(1,810)
Stock-based compensation expense	30,190		15,942			14,248
Common stock issuance related to stock-based payment plans, net of shares withheld for employee taxes (in shares)		515,913
Common stock issuance related to stock-based payment plans, net of shares withheld for employee taxes	(271)	$ 5	(276)
Common stock issuance related to employee stock purchase plan (in shares)		86,664
Common stock issuance related to employee stock purchase plan	1,577	$ 1	1,576
Conversion of OP units to cash	(43)					(43)
Conversion of OP units to common stock (in shares)		4,325
Conversion of OP units to common stock	$ 0		74			(74)
Ending balance (in shares) at Dec. 31, 2025	284,871,943	284,871,943
Ending balance at Dec. 31, 2025	$ 2,922,013	$ 2,848	$ 5,664,195	$ (2,719,408)	$ (63,190)	$ 37,568